UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number	811-05796

FFTW Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

200 Park Avenue, 46th Floor, New York, NY	10166
(Address of Chief executive offices)	(Zip code)

Stephen P. Casper
President and Chief Executive Officer
200 Park Avenue, 46th Floor, New York, NY 10166
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	212-681-3000

Date of Fiscal Year End:	12/31/2008

Date of Reporting Period:	9/30/2008

Item 1. Schedule of Investments. – The Schedule of Investments as of September 30, 2008 is filed herewith.

FFTW Funds, Inc. - International Portfolio

September 30, 2008 (unaudited)

Schedule of Investments

	Coupon	Maturity
	Rate	Date		Quantity	Value°
Asset Backed Securities (ABS) – 16.3%
Credit Cards – 9.7%
Citibank Credit Card Issuance Trust (United States)	5.375%	4/11/2011	EUR	650,000	$880,430
Citibank Credit Card Issuance Trust, Ser. 2004-A2,
Class A, Reg. S (FRN) (United States)	5.059%	5/24/2013	EUR	700,000	919,016
MBNA Credit Card Master Note Trust,
Ser. 2004-A1 (United States)	4.500%	1/17/2014	EUR	1,000,000	1,234,304
Ser. 2002-A2 Class A (United States)	5.600%	7/17/2014	EUR	1,100,000	1,513,283
					4,547,033

Home Equity Loans – 0.1%
Chase Funding Mortgage Loan Asset-Backed Certificate,
Ser. 2002-2, Class 2A1 (FRN) (United States)	3.707%	5/25/2032	USD	28,280	24,799

Non-U.S. Residential – 4.8%
Delphinus BV, Ser. 2003-1, Class A2,
Reg. S (FRN) (Netherlands)	4.122%	4/25/2093	EUR	1,000,000	1,371,813
Granite Master Issuer PLC, Ser. 2005-1, Class A5,
Reg. S (FRN) (United Kingdom)	5.081%	12/20/2054	EUR	390,110	526,064
RMAC PLC,
Ser. 2004-NS3X, Class A2A, Reg. S (FRN) (United Kingdom)	5.914%	12/12/2036	GBP	74,817	120,183
Ser. 2004-NSP4, Class A2, Reg. S (FRN) (United Kingdom)	5.894%	12/12/2036	GBP	103,683	170,898
Southern Pacific Securities, Ser. 2005-1X, Class A2A,
Reg. S (FRN) (United Kingdom)	5.109%	6/10/2043	EUR	44,976	59,934
					2,248,892

Other ABS – 1.7%
Okeanos Investment Corp. Ltd, Ser. 1, Class RB,
Reg. S (FRN) (Singapore)	3.942%	3/30/2011	USD	400,000	389,200
Vesta Investment Corp. Ltd, Ser. 2007-1, Class RB,
Reg. S (FRN) (Singapore)	2.990%	10/25/2011	USD	400,000	386,400
					775,600

Total Asset-Backed Securities (Cost - $7,125,150)					7,596,324

Corporate Obligations – 12.9%
Automobile Manufacturing -- 0.9%
BMW Finance NV (EMTN) (Netherlands)	3.875%	4/6/2011	EUR	130,000	177,295
Daimler Chrysler NA (EMTN) (United States)	4.125%	11/18/2009	EUR	180,000	248,842
					426,137
Communications -- 0.5%
Bertelsmann US Finance (EMTN) (United States)	4.625%	6/3/2010	EUR	160,000	221,331

Diversified Holding Company – 1.1%
Clerical Medical Finance PLC (VRN) (United Kingdom) ^	4.250%	6/24/2015	EUR	290,000	248,408
EADS Finance BV (EMTN) (Netherlands)	4.625%	3/3/2010	EUR	180,000	249,459
					497,867

Financial –7.0%
Banking – 6.9%
Bank of Scotland (EMTN) (United Kingdom)	5.500%	7/27/2009	EUR	360,000	477,690
Bank of Scotland (EMTN) (United Kingdom)	5.500%	10/29/2012	EUR	350,000	437,118
Danske Bank A/S (EMTN) (VRN) (Denmark)	5.125%	11/12/2012	EUR	100,000	138,323

See Notes to Schedule of Investments

FFTW Funds, Inc. - International Portfolio

September 30, 2008 (unaudited)

Schedule of Investments (continued)

	Coupon	Maturity
	Rate	Date		Quantity	Value°
Banking (continued)
KFW (EMTN) (Germany)	4.000%	4/8/2011	EUR	730,000	$1,022,780
Lloyds Tsb Capital One (VRN) (Jersey) ^	7.375%	2/7/2012	EUR	140,000	169,690
RBS Capital Trust A (VRN) (United Kingdom) ^	6.467%	6/30/2012	EUR	180,000	204,899
RBS Capital Trust C (VRN) (United Kingdom) ^	4.243%	1/12/2016	EUR	160,000	147,796
San Paolo IMI (EMTN) (Italy)	6.375%	4/6/2010	EUR	280,000	399,702
Skandinaviska Enskilda (EMTN) (VRN) (Sweden)	4.125%	5/28/2015	EUR	170,000	230,292
					3,228,290
Insurance -- 0.1%
Munich RE (VRN) (Germany) ^	5.767%	6/12/2017	EUR	50,000	48,899

Industrial -- 0.6%
BPB PLC (France)	6.500%	3/17/2010	EUR	120,000	170,522
Rolls Royce plc (EMTN) (United Kingdom)	4.500%	3/16/2011	EUR	60,000	82,858
					253,380

Pharmaceuticals – 0.5%
Merck-Finanz (Germany)	3.750%	12/7/2012	EUR	190,000	248,348

Utilities – 2.3%
Oil & Gas -- 0.7%
Dong Energy A/S (EMTN) (Denmark)	4.625%	6/21/2011	EUR	100,000	138,814
Gaz Capital (Gazprom) (EMTN), Reg. S (Russian Federation)	5.030%	2/25/2014	EUR	190,000	201,132
					339,946
Telecommunications – 1.6%
France Telecom (France)	7.000%	12/23/2009	EUR	180,000	257,431
SES S.A. (EMTN) (Luxembourg)	4.000%	3/15/2011	EUR	180,000	239,438
Telecom Italia Capital (EMTN) (Italy)	7.500%	4/20/2011	EUR	170,000	245,282
					742,151

Total Corporate Obligations (Cost - $6,050,360)					6,006,349

Mortgage-Backed Securities – 10.4%
Collateralized Mortgage Obligation – 2.9%
Arena BV, Ser. 2003-I, Class A2,
Reg. S (FRN) (Netherlands)	4.300%	5/19/2055	EUR	1,000,000	1,354,491

Commercial Mortgage-Backed Securities – 4.8%
Bank of America Commercial Mortgage Securities Inc.,
Ser. 2006-2, Class A4 (VRN) (United States)	5.929%	5/10/2045	USD	450,000	407,232
Greenwich Capital Mortgage Funding Corp.,
Ser. 2007-GG9, Class A4 (United States)	5.444%	3/10/2039	USD	490,000	414,105
GS Mortgage Securities Corporation II, Ser. 2006-GG6,
Class A4 (VRN) (United States)	5.553%	4/10/2038	USD	380,000	342,885
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6,
Class A4 (United States)	5.372%	9/15/2039	USD	560,000	490,179
Morgan Stanley Capital One
Ser. 2004-T15, Class A4 (VRN) (United States)	5.270%	6/13/2041	USD	290,000	270,268
Morgan Stanley Dean Witter Commercial Mortgage
Securities Inc., Ser. 2001-TOP5, Class A4 (United States)	6.390%	10/15/2035	USD	290,000	289,285
					2,213,954

See Notes to Schedule of Investments

FFTW Funds, Inc. - International Portfolio

September 30, 2008 (unaudited)

Schedule of Investments (continued)

	Coupon	Maturity
	Rate	Date		Quantity	Value°
Mortgage Pass-Through Securities (MPTS) – 2.7%
Fannie Mae Pool # 944622	5.500%	7/1/2037	USD	368,461	$367,755
Freddie Mac Pool #G04222	5.500%	4/1/2038	USD	287,044	285,747
Freddie Mac Pool #G04665	6.000%	7/1/2038	USD	603,642	611,639
					1,265,141

Total Mortgage-Backed Securities (Cost - $4,893,981)					4,833,586

Sovereign Obligations – 45.4%
Australia – 0.4%
Australia Government Bond	5.250%	3/15/2019	AUD	210,000	163,942

Belgium – 1.4%
Belgian Government Bond	4.000%	3/28/2018	EUR	500,000	668,988

Canada – 3.5%
Canadian Government Bond	4.500%	6/1/2015	CAD	1,230,000	1,229,052
Canadian Government Bond	5.000%	6/1/2037	CAD	400,000	425,404
					1,654,456

France – 2.9%
France O.A.T.	4.000%	9/12/2009	EUR	830,000	1,171,352
France O.A.T.	5.000%	4/25/2012	EUR	20,000	29,127
France O.A.T.	5.000%	10/25/2016	EUR	65,000	96,044
France O.A.T.	5.750%	10/25/2032	EUR	27,000	43,135
					1,339,658

Germany – 2.8%
Bundesobligation	3.500%	10/10/2008	EUR	400,000	562,116
Bundesrepublik Deutschland	4.500%	1/4/2013	EUR	30,000	43,346
Bundesrepublik Deutschland	6.500%	7/4/2027	EUR	55,000	96,174
Bundesrepublik Deutschland	4.000%	1/4/2037	EUR	465,000	591,950
					1,293,586

Italy – 2.9%
Buoni Poliennali del Tesoro	4.500%	8/1/2018	EUR	475,000	651,235
Buoni Poliennali del Tesoro	5.750%	2/1/2033	EUR	470,000	709,301
					1,360,536

Japan – 23.9%
Japanese Government Bond, Ser. 2	0.900%	7/15/2010	JPY	550,000,000	5,180,399
Japanese Government Bond, Ser. 25	2.300%	12/20/2036	JPY	55,000,000	515,243
Japanese Government Bond, Ser. 70	0.800%	3/20/2013	JPY	205,000,000	1,907,826
Japanese Government Bond, Ser. 90	2.200%	9/20/2026	JPY	114,000,000	1,091,908
Japanese Government Bond, Ser. 279	2.000%	3/20/2016	JPY	99,000,000	982,412
Japanese Government Bond, Ser. 293	1.800%	6/20/2018	JPY	152,000,000	1,475,343
					11,153,131

Netherlands – 1.2%
Netherlands Government Bond	5.500%	7/15/2010	EUR	395,000	573,454

See Notes to Schedule of Investments

FFTW Funds, Inc. - International Portfolio

September 30, 2008 (unaudited)

Schedule of Investments (continued)
	Coupon		Maturity
	Rate		Date		Quantity	Value°
Sovereign Obligations (continued)
Poland -- 0.6%
Poland Government Bond, Ser. 1015	6.250%		10/24/2015	PLN	640,000	$270,033

United Kingdom – 5.8%
U.K. Treasury Note	5.000%		3/7/2012	GBP	835,000	1,525,005
U.K. Treasury Bond	4.500%		3/7/2013	GBP	55,000	98,765
U.K. Treasury Bond	4.000%		9/7/2016	GBP	60,000	104,504
U.K. Treasury Bond	4.250%		12/7/2055	GBP	570,000	982,608
						2,710,882

Total Sovereign Obligations (Cost - $21,811,633)						21,188,666

Short-Term Securities -- 15.3%
Commercial Paper – 6.5%
ANZ (Delaware), Inc.	2.589%	‡	10/3/2008	USD	1,000,000	999,859
Bank of Scotland PLC	2.862%	‡	11/4/2008	USD	1,000,000	997,360
Societe Generale	2.847%	‡	11/6/2008	USD	1,000,000	997,220
						2,994,439

Time Deposit – 0.8%
State Street Bank Time Deposit	2.033%		10/1/2008	USD	385,000	385,000

U.S. Government Agency Obligations – 8.0%
Federal Home Loan Bank Discount Note	1.933%	‡	10/1/2008	USD	1,500,000	1,500,000
Federal Home Loan Bank Discount Note	1.119%	‡	10/10/2008	USD	350,000	349,956
Federal Home Loan Bank Discount Note	2.402%	‡	10/14/2008	USD	800,000	799,855
Federal Home Loan Bank Discount Note	2.036%	‡	10/17/2008	USD	591,000	590,869
Federal Home Loan Bank Discount Note	2.550%	‡	11/14/2008	USD	500,000	498,438
						3,739,118

Total Short-Term Securities (Cost - $7,117,573)						7,118,557

Total Investments (Cost - $46,998,697) – 100.3%						46,743,482
Liabilities in Excess of Other Assets – (0.3%)						(138,770)
Net Assets – 100.0%						$46,604,712

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at September 30, 2008 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$1,227,212	$(1,530,970)	$(303,758)	$47,047,241

See Notes to Schedule of Investments

FFTW Funds, Inc. - International Portfolio

September 30, 2008 (unaudited)

Schedule of Investments (continued)

Futures Contracts – 0.0%*
			Unrealized Appreciation
Number of Contracts	Futures Contracts	Notional Value	(Depreciation)
Futures Contracts Purchased
2	December 2008 10-Year Japanese Government Bond	$2,583,760	$(11,684)
4	December 2008 10-Year U.S. Treasury Note	458,500	(2,463)
29	December 2008 Euro BOBL	4,475,958	12,291
28	December 2008 Euro Bund	4,532,546	12,953
10	December 2008 Euro BUXL	1,272,280	(3,177)
2	December 2008 Euro Schatz	293,677	(335)
4	December 2008 Long Gilts	797,157	(986)
Futures Contracts Sold
6	December 2008 5-Year U.S. Treasury Note	(673,406)	(2,359)
1	December 2008 U.S. Long Bond	(117,172)	802
			$5,042

See Notes to Schedule of Investments

FFTW Funds, Inc. - International Portfolio

September 30, 2008 (unaudited)

Schedule of Investments (continued)

Forward Foreign Exchange Contracts – (2.0%)

Forward Foreign Exchange Contracts
					Unrealized
	Contract To				Appreciation/
Value Date	Receive		Deliver		(Depreciation)
11/19/08	AUD	513,850	USD	(491,549)	$(86,591)
11/19/08	CAD	1,178,517	USD	(1,167,195)	(57,146)
11/19/08	CAD	380,000	NOK	(1,990,896)	20,145
11/19/08	CHF	1,175,144	USD	(1,163,836)	(113,661)
11/19/08	DKK	5,241,828	USD	(1,107,226)	(115,713)
11/19/08	EUR	220,000	GBP	(178,904)	(7,999)
11/19/08	EUR	14,568,651	USD	(22,670,466)	(2,103,153)
11/19/08	GBP	1,426,650	USD	(2,827,654)	(287,141)
11/19/08	GBP	175,396	EUR	(220,000)	1,752
11/19/08	JPY	1,663,903,515	USD	(15,750,005)	(11,779)
11/19/08	KRW	2,568,504,942	USD	(2,540,777)	(412,891)
11/19/08	MXN	3,643,889	USD	(348,164)	(16,530)
11/19/08	NOK	2,496,422	USD	(485,600)	(62,054)
11/19/08	NOK	1,895,953	CAD	(370,000)	(26,834)
11/19/08	NZD	586,174	USD	(439,630)	(49,409)
11/19/08	PLN	3,054,685	USD	(1,481,169)	(213,591)
11/19/08	SEK	11,012,333	USD	(1,830,964)	(239,462)
11/19/08	SGD	1,623,255	USD	(1,167,208)	(34,267)
11/19/08	USD	595,421	CAD	(601,197)	29,152
11/19/08	USD	1,110,000	CHF	(1,163,352)	70,364
11/19/08	USD	750,587	DKK	(3,553,430)	78,442
11/19/08	USD	18,511,099	EUR	(11,863,040)	1,763,435
11/19/08	USD	4,513,559	GBP	(2,404,221)	232,233
11/19/08	USD	13,141,205	JPY	(1,389,228,379)	1,025
11/19/08	USD	1,618,419	KRW	(1,634,286,700)	264,489
11/19/08	USD	360,000	NOK	(1,853,856)	45,472
11/19/08	USD	458,623	NZD	(611,497)	51,543
11/19/08	USD	1,321,287	PLN	(2,723,026)	191,335
11/19/08	USD	1,201,147	SEK	(7,224,296)	157,092
11/19/08	USD	1,029,569	SGD	(1,453,775)	14,915
11/19/08	USD	208,463	ZAR	(1,642,893)	12,973
11/19/08	ZAR	2,947,595	USD	(374,013)	(23,276)
					$(927,130)

See Notes to Schedule of Investments

FFTW Funds, Inc. - International Portfolio

September 30, 2008 (unaudited)

Schedule of Investments (continued)

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
JPY	Japanese Yen
KRW	Republic of Korea (South Korea) Won
MXN	Mexican (New) Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish (New) Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
VRN	Variable Rate Note
ZAR	South African Rand
USD	United States Dollars
____________________
°	See securities valuation policy in Note 2 to the Schedule of Investments.
^	Perpetual bond. Maturity date shown is next call date.
‡	Interest rate shown represents yield to maturity at date of purchase.
*	Rounds to less than 0.01%
Reg. S	In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144a. These securities are valued at $5,499,131, or 11.8% of net assets.

Fair Value Hierarchy Under FAS 157 at September 30, 2008

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant
	Securities	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset-Backed Securities	$-	$7,596,324	$-
Corporate Obligations	-	6,006,349	-
Mortgage-Backed Securities	-	4,833,586	-
Sovereign Obligations	-	21,188,666	-
Short-Term Securities	-	7,118,557	-
Total Investments in Securities	$-	$46,743,482	$-
Foreign Forward Currency Exchange Contracts	$-	$(927,130)	$-
Futures	$5,042	$-	$-
Total Assets and Liabilities Reported at Fair Value	$5,042	$45,816,352	$-

See Notes to Schedule of Investments

FFTW Funds, Inc. - International Portfolio

September 30, 2008 (unaudited)

1. Organization

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has one active portfolio as of September 30, 2008 – the International Portfolio (the "Portfolio").

The Fund is managed by Fischer Francis Trees & Watts, Inc. (the "Adviser").

2. Summary of Significant Accounting Policies

Net Asset Value

The net asset value ("NAV") per share of the Portfolio is determined by adding the values of all of the assets of the Portfolio, from which is subtracted all of the Portfolio's liabilities. and then dividing this difference by the number of shares outstanding and adjusting to the nearest cent. The NAV is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time (unless the markets close early) on each Business Day (as that term is defined in the Fund's registration statement) for the Portfolio.

Securities

All securities transactions are recorded no later than one business day following trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income and expense are recorded on the accrual basis. The Fund amortizes discount or premium on a daily basis to interest income using the interest method. The Fund uses the first-in first-out method for determining gain or loss on sales of securities. Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds due to the Adviser's active management of duration. The Adviser will not consider the portfolio turnover rate to be a limiting factor in making investment decisions for the Portfolio. High portfolio turnover may involve greater brokerage commissions and transaction costs which will be paid by the Portfolio. In addition, a high turnover rate may result in increased short-term capital gains.

Valuation

Readily marketable fixed-income securities are valued on the basis of prices provided by independent pricing services when such prices are believed by the Adviser to reflect the fair value of such securities, subject to the oversight of the Board of Directors of the Fund. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (ask price for short sales). Time deposits, commercial paper, and repurchase agreements are generally valued at their cost plus accrued interest, which approximate fair value. Securities with maturities of less than 60 days are valued at amortized cost, which approximates fair value, unless it is determined that an amount developed from this method does not represent fair value.

Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by a pricing service approved by the Board of Directors, or are determined by the Fund not to reflect accurately fair value (such as when an event occurs after the close of markets and that is determined by the Fund to have changed the value of the security), are revalued to fair value as determined in good faith under the direction of the Board of Directors by the Fund’s valuation committee. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

FFTW Funds, Inc. - International Portfolio

September 30, 2008 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements”

The Fund has adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157” or “Statement”) effective as of January 1, 2008. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, to the definition of a framework for measuring fair value, and to the expanded disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The principal impact from the adoption of FAS 157 on this Schedule of Investments is the reporting of the fair values of the Portfolio’s investments disaggregated into the three hierarchical levels defined by the Statement:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

This disaggregate reporting required by FAS 157 is done in a table found at the end of the Schedule of Investments. The amounts reported in that schedule defines “fair value” as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market in which that investment is transacted.

3. Forward Foreign Exchange Contracts

The Portfolio may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings. The Portfolio enters into such contracts with counterparties which the Portfolio’s Adviser has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. These contracts are valued daily, and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date. The Portfolio’s custodian will place and maintain cash not available for investment, U.S. government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio’s commitments under certain open forward foreign exchange contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The details of the Portfolio’s outstanding forward foreign exchange contracts at September 30, 2008 are presented in the Schedule of Investments.

4. Financial Futures Contracts

The Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to "mark to market" open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts

FFTW Funds, Inc. - International Portfolio

September 30, 2008 (unaudited)

4. Financial Futures Contracts (continued)

are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities.

At September 30, 2008, the Portfolio placed cash with the futures clearing broker with respect to their financial futures contracts in the amount of $224,845. The details of the Portfolio’s open futures contracts at September 30, 2008 are presented in the Schedule of Investments.

5. Subsequent Event

Results of Special Shareholder Meeting

On November 21, 2008, a Special Meeting of Shareholders of the Portfolio was held to approve the proposal described below. A majority of the outstanding record date shares voted at the meeting in favor of the proposal.

Proposal: To approve an Agreement and Plan of Reorganization for the Portfolio whereby all, or substantially all, of the assets and known liabilities of the Portfolio would be acquired by the newly formed series of the American Independence Funds Trust (a “Fund”), in exchange for shares of such series, and the Portfolio’s corporate entity would be dissolved. Approval of this proposal would also constitute approval of a new investment management agreement and an investment sub-advisory agreement. In addition, the newly formed Fund will have the same investment objective and policies as that of the Portfolio.

				Broker Non-
Record Date				votes (if
Shares:	Votes For:	Votes Against:	Abstained:	applicable)
5,979,725.373	3,585,171.655	-	-	-

Effective end of day on November 21, 2008, the Portfolio reorganized into the American Independence Bond Fund. The FFTW Funds, Inc. no longer offer shares and will commence the process of dissolution.

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FFTW Funds, Inc.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Chief Executive Officer

Date	11/24/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Chief Executive Officer

Date	11/24/2008

By (Signature and Title)	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Chief Financial Officer

Date	11/24/2008